Foreign Currency Translation (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Impact of Translating Financial Statements of Certain of Company's International Subsidiaries

Below is a summary of the impact of translating the financial statements of the Company’s international subsidiaries as of and for the years ended December 31, 2013, 2014 and 2015.

				Other Comprehensive
Country	Exchange Rates as of December 31,			Income (Loss) For Year Ended December 31,
	2013	2014	2015	2013	2014	2015
Brazil	2.36	2.69	3.96	$(34,451)	$(30,723)	$(74,559)
Argentina	6.52	8.55	12.95	(24,845)	(20,197)	(30,520)
Colombia	1,926.83	2,392.46	3,149.47	(2,969)	(7,632)	(8,043)
Chile	525.5	606.2	709.16	(3,570)	(5,580)	(6,572)
Peru	2.84	3.05	3.46	(3,685)	(2,785)	(4,882)
All other				(185)	(2,066)	(898)
Sale of Mexico subsidiary				22,088	—	—

				$(47,617)	$(68,983)	$(125,474)